Securitizations and Variable Interest Entities, Transactions with Consolidated VIEs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Total loans	$ 912,745	$ 936,682
Long-term debt	(173,078)	(207,588)
Accrued expenses and other liabilities	(78,756)	(71,210)
Carrying value [Member]
Variable Interest Entity [Line Items]
Long-term debt	(169,567)	(205,261)
VIEs that we consolidate [Member]
Variable Interest Entity [Line Items]
Total VIE assets	12,019	7,811
VIEs that we consolidate [Member] | Commercial and industrial loans and leases [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,737	7,579
VIEs that we consolidate [Member] | Credit card securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	9,803	0
Securitizations and Variable Interest Entities Textual [Abstract]
Transferor's interests in transferred financial assets, fair value	$ 6,500
VIEs that we consolidate [Member] | Credit card securitizations [Member] | Minimum [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Seller's interest percent	5.00%
VIEs that we consolidate [Member] | Credit card securitizations [Member] | Subordinated securities [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Transferor's interests in transferred financial assets, fair value	$ 750
VIEs that we consolidate [Member] | Other [Member]
Variable Interest Entity [Line Items]
Total VIE assets	479	232
VIEs that we consolidate [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Total loans	11,185	4,880
All other assets	671	435
Long-term debt	(2,240)	0
Accrued expenses and other liabilities	(124)	(115)
VIEs that we consolidate [Member] | Carrying value [Member] | Commercial and industrial loans and leases [Member]
Variable Interest Entity [Line Items]
Total loans	1,570	4,880
All other assets	167	203
Long-term debt	0	0
Accrued expenses and other liabilities	(118)	(115)
VIEs that we consolidate [Member] | Carrying value [Member] | Credit card securitizations [Member]
Variable Interest Entity [Line Items]
Total loans	9,615	0
All other assets	25	0
Long-term debt	(2,240)	0
Accrued expenses and other liabilities	(5)	0
VIEs that we consolidate [Member] | Carrying value [Member] | Other [Member]
Variable Interest Entity [Line Items]
Total loans	0	0
All other assets	479	232
Long-term debt	0	0
Accrued expenses and other liabilities	$ (1)	$ 0